Contracts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Allowance for Doubtful Accounts [Abstract]
Addition	$ 5,480,283	$ 700,275	$ 1,813,957